Document and Entity Information	Mar. 16, 2016
Document Information [Line Items]
Entity Registrant Name	WGL Holdings Inc.
Entity Central Index Key	0001103601
Document Type	8-K
Document Period End Date	Mar. 16, 2016
Amendment Flag	false
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--09-30
Washington Gas Light Company
Document Information [Line Items]
Entity Registrant Name	Washington Gas Light Company
Entity Central Index Key	0000104819
Document Type	8-K
Document Period End Date	Mar. 16, 2016
Amendment Flag	false
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--09-30